Warrant Liabilities - Additional Information (Detail)		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 05, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 19, 2018 $ / shares shares	Dec. 15, 2017 $ / shares	Apr. 30, 2015 $ / shares
Class Of Warrant Or Right [Line Items]
Change in fair value of stock warrants			$ 3,255,000	$ (163,000)	$ 3,092,000	$ (522,000)	$ 685,000
Proceeds from issuance of common stock under tender offer							10,000,000
Expected Dividend Yield [Member]
Class Of Warrant Or Right [Line Items]
Measurement input						0.00
Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Class Of Warrant Or Right [Line Items]
Number of common stock purchased upon issuance of warrants | shares						489,921
Exercise price of warrants exercised | $ / shares						$ 32.50
Warrants term						5 years
Series A Warrant Liability [Member]
Class Of Warrant Or Right [Line Items]
Aggregate VWAP (percent)						1.00%
Warrants exercised (in shares) | shares						4,800
Warrants outstanding (in shares) | shares						485,121
Warrant liability			$ 203,000	$ 58,000	$ 203,000	$ 49,000	70,000
Change in fair value of stock warrants						(21,000)
Series A Warrant Liability [Member] | Convertible preferred stock warrant liability [Member]
Class Of Warrant Or Right [Line Items]
Warrant liability						$ 49,000
Series B Warrant Liability [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants exercised | $ / shares	$ 32.50
Warrants exercised (in shares) | shares	117,902
De-recognition of warrant liability	$ 6,700,000
Proceeds from exercise of warrants	$ 3,800,000
Series C Warrant [Member]
Class Of Warrant Or Right [Line Items]
Number of common stock purchased upon issuance of warrants | shares						118,083
Exercise price of warrants exercised | $ / shares	$ 31.25									$ 31.25
Aggregate VWAP (percent)						1.00%
Warrant liability						$ 0	6,000
Change in fair value of stock warrants						(6,000)
Proceeds from issuance of common stock under tender offer		$ 6,000
Warrants cashless exercised (in shares) | shares		181
Series C Warrant [Member] | Common Stock [Member]
Class Of Warrant Or Right [Line Items]
Issuance of shares upon cashless exercise warrants (in shares) | shares		181
2017 PIPE Warrant Liability [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants exercised | $ / shares									$ 2.00
Warrant liability						4,563,000	$ 5,076,000
Change in fair value of stock warrants						$ (513,000)
Warrant issuance description						The 2017 PIPE Warrants were issued on December 15, 2017 in the 2017 PIPE Offering, pursuant to a Warrant Agreement with each of the investors in the 2017 PIPE Offering, and entitle the holder to purchase one share of the Company’s common stock at an exercise price equal to $2.00 per share, subject to adjustment as discussed below, at any time commencing upon issuance of the 2017 PIPE Warrants and terminating at the earlier of December 15, 2020 or 30 days following positive Phase III results for the DCCR tablet in PWS.
Fair value of estimated warrants						$ 4,600,000
2017 PIPE Warrant Liability to Purchase Common Stock [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants exercised | $ / shares						$ 1.72
2018 PIPE Warrant Liability [Member]
Class Of Warrant Or Right [Line Items]
Number of common stock purchased upon issuance of warrants | shares								10,272,375
Exercise price of warrants exercised | $ / shares								$ 2.00
Warrant liability						$ 600,000
Change in fair value of stock warrants						$ 18,000
Warrant issuance description						The 2018 PIPE Warrants were issued on December 19, 2018 in the 2018 PIPE Offering, pursuant to a Warrant Agreement with each of the investors in the 2018 PIPE Offering, and entitle the holders of each of the 10,272,375 units to purchase 0.05 shares of the Company’s common stock at an exercise price equal to $2.00 per share, subject to adjustment as discussed below, at any time commencing upon issuance of the 2018 PIPE Warrants and terminating on December 21, 2023.
Fair value of estimated warrants						$ 600,000
Warrant to call common stock | shares								0.05
2018 PIPE Warrant Liability [Member] | Minimum [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants exercised | $ / shares						$ 2.00